Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Summary of Maturities of Operating Lease Liabilities
The following is a summary of the maturities of our operating lease liabilities as of June 30, 2020:

2020	$114,518
2021	206,414
2022	181,916
2023	158,968
2024	141,902
Thereafter	854,924

Total undiscounted operating lease payments	1,658,642
Less: Imputed interest	(430,667)

Total operating lease liabilities	$1,227,975

The following is a summary of the maturities of our operating lease liabilities as of December 31, 2019:

2020	$240,438
2021	196,099
2022	175,598
2023	152,470
2024	135,234
Thereafter	800,876

Total undiscounted operating lease payments	1,700,715
Less: Imputed interest	(435,693)

Total operating lease liabilities	$1,265,022

Summary of Minimum Annual Rental Payments Required under Operating Lease
The following is a summary of minimum annual rental payments required under our operating lease that have original or remaining lease terms in excess of one year as of December 31, 2018:

2019	$254,866
2020	$188,138
2021	$165,642
2022	$144,814
2023	$122,814
Thereafter	$819,004